Long-term debt - Additional information (Details) - USD ($) $ in Millions				1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 03, 2021	May 07, 2021	Aug. 12, 2019	Jan. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Jan. 01, 2023	May 28, 2019	Jan. 29, 2019	Aug. 31, 2014
Debt Instrument [Line Items]
Loan Covenant Security Maintenance Percentage to Loans Outstanding					125.00%
Debt service coverage ratio					1.20%
Amount drew						$ 0.0
Revolving credit due to owners and affiliates repayment			$ 34.0
Lampung facility [Member]
Debt Instrument [Line Items]
Debt service minimum coverage ratio					1.10
Guarantors equity minimum amount					$ 200.0
Guarantor equity, percentage					25.00%
Guarantors liquid assets					$ 20.0
Debt service coverage ratio					1.20%
Loans may be repaid					$ 0.0
Dividends may be paid					$ 0.0
$385 million facility [Member]
Debt Instrument [Line Items]
Debt service minimum coverage ratio					115
Guarantors equity minimum amount					$ 150.0
Guarantor equity, percentage					25.00%
Guarantors liquid assets					$ 15.0
Guarantors liquid assets, cap value					20.0
Line of Credit Facility, Maximum Borrowing Capacity					385.0				$ 320.0
Repayment of revolving credit facility due to owners and affiliates				$ 303.2
Repayments of Accrued interest				1.6
Payments of arrangement fees				5.5
Remaining proceeds used for general partnership purposes				9.6
Minimum amount of working capital					0.0
Minimum liquid assets per vessel					$ 2.5
Export credit tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments					The export credit tranche is repayable in quarterly installments over 12 years
Debt instrument, term					12 years
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments					The FSRU (commercial) tranche was repayable quarterly over 7 years
Debt instrument, term					7 years
Debt Instrument, Balloon Payment					$ 16.5
385 million facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				385.0
Amount drew	$ 14.7			320.0
Percentage of common units owned					25.00%
Revolving credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 85.0					$ 85.0	$ 85.0		$ 85.0
Amount drew		$ 6.0
Revolving credit facility | $385 million facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 63.0
Amount drew			$ 48.3
Revolving Credit Facility Due To Owners And Affiliates [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 85.0